FINANCIAL ASSETS AND LIABILITIES - Itaipu's Financial Assets (Liabilities) (Details) - Itaipu - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries
Accounts receivable	R$ 2,568,508	R$ 3,665,620
Right of reimbursement	1,903,217	2,837,610
Energy suppliers - Itaipu	(2,152,196)	(3,213,830)
Reimbursement obligations - Commercialization of electric power	(1,892,509)	(1,705,223)
Reimbursement obligations - Adjustment factor	(1,491,364)	(2,162,803)
Total Current Assets/Liabilities	(1,064,344)	(578,626)
Accounts receivable	377,079	406,085
Right of reimbursement	311,386	306,339
Reimbursement obligations	(288,231)	(283,559)
Total Non-current assets / liabilities	400,234	428,865
Total	R$ (664,110)	R$ (149,761)